Finance and Operating Leases	6 Months Ended
Jun. 30, 2026
Finance And Operating Leases
Finance and Operating Leases

12. Finance and Operating Leases

The Company leases offices. The leases are for periods of two to five years.

For the six months ended June 30, 2026, and 2025, the Company recognized the following total lease cost related to the Company’s lease arrangements:

	2026	2025
	(Unaudited)	(Unaudited)
Finance lease and operating lease costs	70,863	88,138
Expenses relating to short-term leases	-	34,233
Total lease cost	$70,863	$122,371

As of June 30, 2026, the Company’s remaining lease payments are as follows:

Leases
(Unaudited)
2026	$51,584
2027	71,194
Total remaining lease payments (undiscounted)	122,778
Less: imputed interest	(1,884)
Present value of lease liabilities	$120,894

Supplemental balance sheet information related to leases:

	Classification	As of June 30, 2026	As of December 31, 2025
		(Unaudited)
Assets:
Operating lease assets	Right-of-use lease assets	$118,517	$187,078
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$96,228	$125,243
Lease liability – non-current	Non-current liabilities – lease liabilities	$24,666	$70,538

Other information related to leases for the six months ended June 30, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years) - operating leases	1.29	0.79
Weighted-average discount rate - operating leases	2.86%	4.75%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$74,887	$94,202